SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details)	12 Months Ended
Dec. 31, 2019
Electronic Devices
Property, Plant and Equipment, Useful Life	3 years
Office equipment, fixtures and furniture
Property, Plant and Equipment, Useful Life	3 years
Automobiles [Member]
Property, Plant and Equipment, Useful Life	3 years